Stockholders' Equity - Summary of Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2022	Mar. 29, 2022	Mar. 28, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	10,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Prior to the Acquisition Merger
Class of Stock [Line Items]
Preferred stock, shares issued			95,762,330
Preferred stock, shares outstanding			95,762,330
Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding	0
Convertible preferred stock (Note 5)				$ 453,184
Convertible Preferred Stock | Prior to the Acquisition Merger
Class of Stock [Line Items]
Preferred stock, shares authorized			97,176,852	505,746,770
Convertible preferred stock (Note 5)			$ 484,184
Series Seed Preferred Stock | Prior to the Acquisition Merger
Class of Stock [Line Items]
Preferred stock, par value			$ 0.001
Preferred stock, shares authorized			9,761,747	53,030,270
Preferred stock, shares issued			9,761,745
Preferred stock, shares outstanding			9,761,745
Convertible preferred stock (Note 5)			$ 6,990
Series A Preferred Stock | Prior to the Acquisition Merger
Class of Stock [Line Items]
Preferred stock, par value			$ 0.001
Preferred stock, shares authorized			16,852,283	91,549,300
Preferred stock, shares issued			16,852,283
Preferred stock, shares outstanding			16,852,283
Convertible preferred stock (Note 5)			$ 25,946
Series B Preferred Stock | Prior to the Acquisition Merger
Class of Stock [Line Items]
Preferred stock, par value			$ 0.001
Preferred stock, shares authorized			10,207,696	55,452,865
Preferred stock, shares issued			10,207,696
Preferred stock, shares outstanding			10,207,696
Convertible preferred stock (Note 5)			$ 29,910
Series C Preferred Stock | Prior to the Acquisition Merger
Class of Stock [Line Items]
Preferred stock, par value			$ 0.001
Preferred stock, shares authorized			19,965,160	108,459,871
Preferred stock, shares issued			19,965,160
Preferred stock, shares outstanding			19,965,160
Convertible preferred stock (Note 5)			$ 99,989
Series D Preferred Stock | Prior to the Acquisition Merger
Class of Stock [Line Items]
Preferred stock, par value			$ 0.001
Preferred stock, shares authorized			16,090,802	87,412,587
Preferred stock, shares issued			16,090,802
Preferred stock, shares outstanding			16,090,802
Convertible preferred stock (Note 5)			$ 124,915
Series E Preferred Stock | Prior to the Acquisition Merger
Class of Stock [Line Items]
Preferred stock, par value			$ 0.001
Preferred stock, shares authorized			19,299,164	104,841,877
Preferred stock, shares issued			18,751,311
Preferred stock, shares outstanding			18,751,311
Convertible preferred stock (Note 5)			$ 165,434
Series Z Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued		4,133,333
Series Z Preferred Stock [Member] | Prior to the Acquisition Merger
Class of Stock [Line Items]
Preferred stock, par value			$ 0.001
Preferred stock, shares authorized			5,000,000	5,000,000
Preferred stock, shares issued			4,133,333
Preferred stock, shares outstanding			4,133,333
Convertible preferred stock (Note 5)			$ 31,000